Borrowings - Components (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Oct. 22, 2024	Dec. 31, 2023	Dec. 31, 2021
Debt Instrument [Line Items]
Total Notes Payable	$ 55,050	$ 34,725		$ 9,545
Less: unamortized debt discount	(9,791)	(6,446)		(2,133)
Total Long-term Notes	$ 16,755	13,654		5,500
Notes payable | Series 1 promissory notes
Debt Instrument [Line Items]
Total Notes Payable		725		1,911
Notes payable | Related party notes
Debt Instrument [Line Items]
Total Notes Payable		$ 14,000		$ 1,000
Notes payable | Minimum | Series 1 promissory notes
Debt Instrument [Line Items]
Interest rate				9.00%	9.00%
Notes payable | Minimum | Related party notes
Debt Instrument [Line Items]
Interest rate		8.00%
Notes payable | Maximum | Series 1 promissory notes
Debt Instrument [Line Items]
Interest rate				15.00%	12.00%
Notes payable | Maximum | Related party notes
Debt Instrument [Line Items]
Interest rate		15.99%
Convertible debt | Convertible promissory notes
Debt Instrument [Line Items]
Interest rate				8.00%
Total Notes Payable		$ 0		$ 6,634
Less: unamortized debt discount		$ 0
Term loan | WTI Facility
Debt Instrument [Line Items]
Interest rate	13.50%	13.50%	13.50%
Total Notes Payable	$ 20,000	$ 20,000		0
Related party
Debt Instrument [Line Items]
Long-Term Debt, Current Maturities		(14,000)		(1,000)
Related party | Notes payable | Related party notes
Debt Instrument [Line Items]
Total Notes Payable	0	14,000
Long-Term Debt, Current Maturities	0	$ (14,000)
Related party | Notes payable | Minimum | Related party notes
Debt Instrument [Line Items]
Interest rate		8.00%
Related party | Notes payable | Maximum | Related party notes
Debt Instrument [Line Items]
Interest rate		15.99%
Nonrelated party
Debt Instrument [Line Items]
Long-Term Debt, Current Maturities	$ (27,502)	$ (625)		$ (912)
Nonrelated party | Notes payable | Series 1 promissory notes
Debt Instrument [Line Items]
Interest rate	15.00%
Total Notes Payable	$ 425	$ 725
Nonrelated party | Notes payable | Minimum
Debt Instrument [Line Items]
Interest rate		12.00%
Nonrelated party | Notes payable | Minimum | Series 1 promissory notes
Debt Instrument [Line Items]
Interest rate		12.00%
Nonrelated party | Notes payable | Maximum
Debt Instrument [Line Items]
Interest rate		15.00%
Nonrelated party | Notes payable | Maximum | Series 1 promissory notes
Debt Instrument [Line Items]
Interest rate		15.00%